Overview and Summary of Significant Accounting Policies Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Entity Information [Line Items]
Schedule of Expected Service and Interest Costs
The impact of the change in approach on expected service costs in 2016 is shown below:

$ in thousands	Expected 2016 Service Cost			Expected 2016 Interest Cost
	Disaggregated rate approach	Aggregate rate approach	Impact of change	Disaggregated rate approach	Aggregate rate approach	Impact of change
Pension	$7,018	$7,382	$(364)	$25,634	$30,916	$(5,282)

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Schedule of Expected Service and Interest Costs
The impact of the change in approach on expected service costs in 2016 is shown below:

$ in thousands	Expected 2016 Service Cost			Expected 2016 Interest Cost
	Disaggregated rate approach	Aggregate rate approach	Impact of change	Disaggregated rate approach	Aggregate rate approach	Impact of change
Pension	$7,018	$7,382	$(364)	$25,634	$30,916	$(5,282)